Non-controlling interests (Tables)	6 Months Ended
Jun. 30, 2017
Noncontrolling Interest [Abstract]
Schedule of Movement of Non-Controlling Interest

Amount
US$
Balance as of December 31, 2016 (Audited)	15,891,713
Net income attributable to non-controlling interest(unaudited)	11,655,638
Acquisition of Zhengzhou Hangmei (unaudited)	5,173,034
Effect of exchange rate (unaudited)	635,181

Balance as of June 30, 2017 (Unaudited)	33,355,566